Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Revenue
Sales of uranium inventory	$ 42,700	$ 13,854
Royal revenue	6
Cost of sales
Cost of uranium inventory	(27,951)	(11,035)
Gross profit	14,755	2,819
Expenses
Salaries and directors' fees	(1,066)	(973)
Office and administration	(3,832)	(2,795)
Professional fees and insurance	(1,285)	(1,414)
Transfer agent and regulatory fees	(757)	(492)
Share-based compensation	(738)	(927)
Operating income (loss) for the year	7,077	(3,782)
Other items
Other income	198	146
Interest expense	(9)	(1,636)
Interest income	692	67
Net foreign exchange loss	(201)	(653)
Income (loss) before taxes	7,757	(5,858)
Deferred income tax recovery	2,023	15
Net income (loss) for the year	9,780	(5,843)
Items that will not subsequently be re-classified to net income:
Gain on revaluation of short-term investments	15,253	108
Deferred tax expense on short-term investments	(2,023)	(15)
Item that may subsequently be re-classified to net income:
Foreign currency translation differences	293	819
Total other comprehensive income for the year	13,523	912
Total comprehensive income (loss) for the year	$ 23,303	$ (4,931)
Basic earnings (loss) per share	$ 0.09	$ (0.06)
Diluted earnings (loss) per share	$ 0.08	$ (0.06)
Weighted average number of shares outstanding, Basic	108,639,674	97,948,882
Weighted average number of shares outstanding, Diluted	115,331,146	97,948,882